Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities which are measured at fair value on a recurring basis
	Fair Value Measurements as of June 30, 2021
	Level I	Level II	Level III	Total

Liability:
Private Warrants	$-	$-	$20,811	$20,811
Contingent consideration -– Quantum Fuel Systems, LLC (Quantum)	$-	$-	$1,873	$1,873
Earnout – World Energy	$-	$-	$1,000	$1,000
Fair value of obligation to issue
shares of common stock to
sellers of World Energy	$-	$-	$2,040	$2,040

	Fair Value Measurements as of December 31, 2020
	Level I	Level II	Level III	Total

Liability:
Public Warrants	$62,100	$-	$-	$62,100
Private Warrants	$-	$-	$81,195	$81,195
Contingent consideration -– (Quantum)	$-	$-	$1,849	$1,849

	Fair Value Measurements as of December 31, 2020
	Level I	Level II	Level III	Total

Liabilities:
Public Warrants	$62,100	$-	$-	$62,100
Private Placement Warrants	-	-	81,195	81,195
Contingent consideration	-	-	1,849	1,849

	Fair Value Measurements as of December 31, 2019
	Level I	Level II	Level III	Total

Liabilities:
Derivatives	$-	$-	$1,349	$1,349
Contingent consideration	-	-	1,503	1,503
Total liabilities	$-	$-	$2,852	$2,852

Schedule of roll forward of the Company’s Level 3 instruments
Balance, January 1, 2021	$145,144
Fair value adjustments- Contingent consideration	24
Obligation to issue shares of common stock to sellers of World Energy	1,526
Settlement of derivative liability upon exercise of warrants	(47,162)
Settlement of derivative liability upon call of warrants	(591)
Fair value adjustments- Warrant liability	(74,731)
Fair value adjustments – World Energy	514
Earnout – World Energy	1,000
Balance, June 30, 2021	$25,724

Balance, January 1, 2019	$-
Increase derivative liability for issuance of convertible notes payable	2,167
Increase contingent consideration in connection with Quantum business combination	1,421
Fair value adjustments- Derivatives	(819)
Fair value adjustments- Contingent consideration	83
Balance, December 31, 2019	$2,852
Reduce derivative liability for extinguishment of convertible notes payable	(1,349)
Increase derivative liability for issuance of convertible notes payable	5,637
Private Placement Warrants assumed in connection with the Business Combination	108,280
Fair value adjustments- Derivatives	2,889
Fair value adjustments- Contingent consideration	796
Fair value adjustments- Private Placement Warrants	35,015
Reduce derivative liability for conversion and repayment of convertible notes	(8,526)
Reduce contingent consideration for cash payment of a portion of obligation	(450)
Balance, December 31, 2020	$145,144

Schedule of Input measurment
Input	Mark-to-Market Measurement at June 30, 2021	Mark-to-Market Measurement at December 31, 2020
Risk-free rate	0.76%	0.36%
Remaining term in years	4.47	4.98
Expected volatility	87.1%	95.4%
Exercise price	$11.50	$11.50
Fair value of common stock	$8.33	$23.73

Input	Initial Measurement at December 21, 2020	Mark-to-Market Measurement at December 31, 2020
Risk-free rate	0.39%	0.36%
Remaining term in years	5.0	4.98
Expected volatility	95.7%	95.4%
Exercise price	$11.50	$11.50
Fair value of common stock	$19.54	$23.73